Revenue - Schedule of major customers (Details) - Customer concentration risk - Revenues	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	43.00%	44.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	26.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	17.00%
Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	11.00%